Cover	Dec. 02, 2022
Cover [Abstract]
Entity Registrant Name	TREX ACQUISITION CORP.
Entity Central Index Key	0001437750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 02, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-266766
Entity Tax Identification Number	26-1754034
Entity Address Address Line 1	7301 NW 4th St.
Entity Address City Or Town	Plantation
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33317
City Area Code	954
Local Phone Number	742-3001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false